Operating segments	3 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Operating segments

15. Operating segments

The Company conducts its business as a single operating segment, being the investment in royalty and mineral stream interests. Except for royalties on gold projects located in Brazil, Colombia, Peru, Turkey and the United States, substantially all of the Company's assets and liabilities are held in Canada.

	For the three months ended	For the year ended	For the year ended
Non-current assets by geographical region as of:	December 31, 2022	September 30, 2022	September 30, 2021
Canada	453,801	453,917	67,271
USA	217,073	217,740	198,927
Total	670,874	671,657	266,198